Income Taxes - Components of Income (Loss) From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States	$ (76,154)	$ (45,834)	$ (42,578)
Loss before income taxes	(183,830)	(56,595)	(16,774)
CANADA
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	(870)	(514)	(578)
All Other Foreign
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	$ (106,806)	$ (10,247)	$ 26,382